Note 9 - Related Party Transactions	6 Months Ended
Jun. 30, 2022
Notes
Note 9 - Related Party Transactions

Note 9 – Related Party Transactions

The Company engages from time to time in transactions with related parties. The Company has an outstanding loan to a real estate development partnership of which one of the Company’s beneficial owners is a partner. The balance on the commercial loan (including principal and accrued interest) was $1.9 million at June 30, 2022. The Company also has a loan for premium payments to a trust of an executive officer’s irrevocable life insurance policy. The principal balance on this loan at June 30, 2022 was $0.5 million. Please refer to the disclosure contained in Note 12 “Related Party Transactions” in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2021 for additional information on related party transactions.